Financial Information on Subsidiaries, Summarized	12 Months Ended
Dec. 31, 2024
FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED
Financial Information on Subsidiaries, Summarized

40.  FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED

As of December 31, 2024, 2023 and 2022, summarized financial information of the Company’s principal consolidated subsidiaries prepared under IFRS is as follows.

	12-31-2024
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	669,750,787	2,213,624,569	2,883,375,356	775,649,811	1,436,878,152	670,847,393	2,883,375,356	1,641,409,755	(1,467,109,226)	174,300,529	60,469,139	(12,218,650)	(23,360,369)	(35,579,019)	10,093,354	(25,485,665)	(2,704,765)	(28,190,430)
Enel Generación Chile	Separate	1,757,858,299	2,927,683,402	4,685,541,701	1,094,624,777	853,934,154	2,736,982,770	4,685,541,701	2,961,926,314	(2,339,691,479)	622,234,834	498,934,150	441,872,262	(27,920,001)	558,864,064	(82,252,530)	476,611,534	182,007,551	658,619,085
Enel Distribución Chile	Separate	659,256,202	2,200,865,345	2,860,121,547	764,742,650	1,436,842,637	658,536,260	2,860,121,547	1,636,765,123	(1,462,595,679)	174,169,443	60,673,321	(11,000,088)	(23,676,847)	(34,676,935)	9,678,533	(24,998,402)	(2,700,019)	(27,698,421)
Empresa Eléctrica Pehuenche S.A.	Separate	92,706,260	158,625,979	251,332,239	51,508,159	34,309,142	165,514,938	251,332,239	249,124,751	(16,366,495)	232,758,255	224,506,165	217,595,776	3,797,253	221,393,029	(59,584,001)	161,809,028	—	161,809,028
Enel X Chile SPA	Separate	71,021,967	79,563,449	150,585,416	73,394,163	87,611,986	(10,420,733)	150,585,416	47,372,440	(25,938,804)	21,433,636	2,978,191	2,051,031	(14,272,853)	(12,221,822)	3,517,272	(8,704,550)	17,759	(8,686,791)
Enel X Way Chile S.p.A.	Separate	16,935,442	2,544,040	19,479,482	6,784,325	417,771	12,277,386	19,479,482	3,073,703	(2,645,090)	428,613	(1,309,643)	(1,508,397)	147,744	(1,360,653)	(1,427,097)	(2,787,750)	(27,715)	(2,815,465)
Enel Mobility Chile SPA	Separate	2,362,663	8,185,400	10,548,063	11,599,376	—	(1,051,313)	10,548,063	690,515	(545,687)	144,828	(1,042,732)	(1,427,396)	(561,638)	(1,989,033)	(93,549)	(2,082,582)	—	(2,082,582)
Geotérmica del Norte S.A.	Separate	52,681,092	485,600,836	538,281,928	38,660,048	6,749,581	492,872,299	538,281,928	53,157,963	(15,351,291)	37,806,672	32,362,187	5,470,154	7,131,725	12,601,879	(2,294,234)	10,307,645	59,315,301	69,622,946
Parque Eólico Talinay Oriente S.A.	Separate	167,635,258	85,504,106	253,139,364	10,572,831	24,774,608	217,791,925	253,139,364	13,273,053	(1,317,734)	11,955,320	8,070,944	445,862	6,817,527	7,263,389	(1,898,972)	5,364,417	26,149,984	31,514,401
Enel Green Power Chile S.A	Separate	164,466,777	4,241,781,610	4,406,248,387	570,623,171	2,839,560,300	996,064,916	4,406,248,387	614,080,766	(173,871,990)	440,208,775	353,307,960	181,693,468	(113,340,043)	68,353,425	(19,489,923)	48,863,502	117,954,715	166,818,217
Grupo Enel Green Power Chile	Consolidated	355,104,853	4,330,554,984	4,685,659,837	590,177,775	2,877,283,498	1,218,198,564	4,685,659,837	616,697,946	(130,057,863)	486,640,083	393,741,092	186,793,960	(99,390,792)	87,127,765	(23,462,937)	63,664,828	140,616,668	204,281,496
Grupo Enel Generación Chile	Consolidated	1,805,201,223	3,002,358,288	4,807,559,511	1,182,232,737	888,026,719	2,737,300,055	4,807,559,511	3,079,772,877	(2,227,757,665)	852,015,212	723,307,269	659,468,037	(24,122,748)	644,714,864	(141,836,531)	502,878,333	185,510,243	688,388,576

	12-31-2023
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	536,336,504	1,849,188,188	2,385,524,692	576,000,953	1,110,485,916	699,037,823	2,385,524,692	1,511,618,986	(1,321,193,173)	190,425,813	92,378,064	31,333,214	(22,406,029)	8,016,459	5,986,351	14,002,810	4,256,843	18,259,653
Enel Generación Chile	Separate	1,639,751,390	2,891,976,787	4,531,728,177	1,253,245,045	874,687,249	2,403,795,883	4,531,728,177	3,093,713,774	(2,492,460,074)	601,253,700	479,828,601	421,257,037	43,699,104	623,784,931	(111,039,121)	512,745,810	(89,523,631)	423,222,179
Enel Distribución Chile	Separate	527,062,985	1,838,003,681	2,365,066,666	565,443,694	1,110,458,785	689,164,187	2,365,066,666	1,507,064,996	(1,319,758,411)	187,306,585	90,583,023	28,536,267	(21,595,248)	6,030,293	6,318,917	12,349,210	4,255,736	16,604,946
Empresa Eléctrica Pehuenche S.A.	Separate	91,177,341	155,350,662	246,528,003	50,383,350	36,279,770	159,864,883	246,528,003	217,717,148	(7,818,815)	209,898,332	201,464,786	194,705,044	6,861,192	201,566,236	(53,910,507)	147,655,728	—	147,655,728
Arcadia Generación Solar S.A. (1)	Separate	—	—	—	—	—	—	—	43,093,497	(908,539)	42,184,958	30,522,549	13,883,421	570,731	14,454,153	(5,973,184)	8,480,969	8,442,564	16,923,533
Enel X Chile SPA	Separate	83,136,706	109,373,485	192,510,191	106,830,357	87,413,776	(1,733,942)	192,510,191	46,467,999	(18,085,114)	28,382,885	13,553,843	12,349,930	(42,751,424)	(30,401,494)	8,468,810	(21,932,684)	(30,735)	(21,963,419)
Geotérmica del Norte S.A.	Separate	20,720,312	449,885,526	470,605,838	37,049,192	10,307,294	423,249,352	470,605,838	45,865,852	(11,566,230)	34,299,622	26,786,584	4,392,257	(940,485)	3,451,771	(1,209,441)	2,242,330	10,372,466	12,614,796
Parque Eólico Talinay Oriente S.A.	Separate	138,191,942	79,433,206	217,625,148	7,836,118	23,511,505	186,277,525	217,625,148	14,016,228	(1,221,066)	12,795,162	9,457,579	2,703,605	6,961,749	9,665,354	(2,997,342)	6,668,012	4,646,496	11,314,508
Enel Green Power Chile S.A	Separate	129,441,688	3,700,078,682	3,829,520,370	704,179,322	2,296,094,345	829,246,703	3,829,520,370	533,135,755	(208,840,806)	324,294,949	243,660,309	147,896,440	(81,930,070)	65,966,371	(16,113,795)	49,852,576	21,410,915	71,263,491
Grupo Enel Green Power Chile	Consolidated	265,831,009	3,806,579,686	4,072,410,695	726,541,701	2,335,254,987	1,010,614,007	4,072,410,695	536,160,033	(169,604,794)	366,555,239	279,904,471	154,342,148	(74,647,386)	79,749,325	(20,485,619)	59,263,706	25,380,251	84,643,957
Grupo Enel Generación Chile	Consolidated	1,683,683,256	2,950,604,840	4,634,288,096	1,368,122,040	910,617,397	2,355,548,659	4,634,288,096	3,198,265,169	(2,390,034,659)	808,230,510	681,160,341	615,962,079	50,560,296	681,555,884	(164,949,629)	516,606,255	(89,055,604)	427,550,651

	12-31-2022
	Financial	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
	Statements	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Grupo Enel Distribución Chile	Consolidated	517,448,832	1,503,735,962	2,021,184,794	707,079,953	629,125,828	684,979,013	2,021,184,794	1,390,067,039	(1,219,057,344)	171,009,695	80,618,603	13,031,895	(11,117,156)	1,914,739	20,211,987	22,126,726	(6,670,042)	15,456,684
Enel Generación Chile	Separate	1,616,083,142	2,654,629,663	4,270,712,805	899,409,125	1,202,746,824	2,168,556,856	4,270,712,805	3,666,453,365	(2,927,568,119)	738,885,246	593,454,679	525,197,060	(36,631,364)	635,647,512	(71,927,760)	563,719,752	147,458,665	711,178,417
Enel Distribución Chile	Separate	509,513,449	1,493,545,567	2,003,059,016	695,744,040	629,055,841	678,259,135	2,003,059,016	1,386,278,469	(1,217,064,139)	169,214,330	79,680,726	14,077,959	(11,098,303)	2,979,657	19,475,413	22,455,070	(6,665,575)	15,789,495
Empresa Eléctrica Pehuenche S.A.	Separate	153,652,579	156,567,496	310,220,075	97,367,848	38,214,373	174,637,854	310,220,075	272,441,946	(8,068,518)	264,373,428	256,448,537	248,835,473	5,859,222	254,694,695	(67,785,473)	186,909,222	—	186,909,222
Enel Transmision Chile S.A. (2)	Separate	—	—	—	—	—	—	—	96,056,284	(2,416,696)	93,639,588	79,237,171	70,500,241	(9,460,824)	61,039,418	(12,513,925)	48,525,493	55,652	48,581,145
Enel X Chile SPA	Separate	120,842,754	129,627,868	250,470,622	227,063,403	1,615,388	21,791,831	250,470,622	44,555,174	(19,227,050)	25,328,124	10,911,375	10,785,706	(9,297,839)	918,355	930,710	1,849,065	(72,940)	1,776,125
Geotérmica del Norte S.A.	Separate	25,635,151	449,371,985	475,007,136	54,576,871	9,795,709	410,634,556	475,007,136	42,338,738	(2,085,161)	40,253,577	2,484,607	(16,314,492)	(1,906,202)	(18,220,694)	5,882,266	(12,338,428)	436,250	(11,902,178)
Parque Eólico Talinay Oriente S.A.	Separate	127,752,924	84,532,822	212,285,746	12,169,016	25,153,714	174,963,016	212,285,746	27,384,124	(1,255,906)	26,128,218	22,691,033	15,654,610	2,650,649	18,305,259	(5,114,251)	13,191,008	(228,602)	12,962,406
Enel Green Power Chile S.A	Separate	155,208,869	3,614,007,070	3,769,215,939	734,804,810	1,950,173,417	1,084,237,712	3,769,215,939	497,274,888	(247,339,410)	249,935,478	182,795,798	97,069,706	(59,481,555)	37,588,151	(11,322,450)	26,265,701	(2,216,269)	24,049,432
Grupo Enel Green Power Chile	Consolidated	291,452,465	3,734,811,118	4,026,263,583	784,406,218	1,990,260,594	1,251,596,771	4,026,263,583	510,321,233	(198,979,315)	311,341,918	210,023,156	98,022,568	(54,359,950)	40,852,508	(11,617,745)	29,234,763	7,747,281	36,982,044
Grupo Enel Generación Chile	Consolidated	1,700,122,637	2,707,181,983	4,407,304,620	1,082,602,388	1,240,478,531	2,084,223,701	4,407,304,620	3,818,906,698	(2,818,054,885)	1,000,851,813	849,770,172	774,032,534	(30,772,142)	751,020,012	(139,713,234)	611,306,778	147,333,179	758,639,957

(1)	See Note 2.4.1.i.
(2)	See Note 5.3.